Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
On June 11, 2021, ArcLight filed a notice of deregistration with the Cayman Islands Registrar of Companies, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which ArcLight was domesticated and continued as a Delaware corporation. On June 14, 2021 (the “Closing Date”), the Merger described in Note 13, Merger Transaction, was consummated. Proterra changed its name to “Proterra Operating Company, Inc.” and ArcLight changed its name to “Proterra Inc”.
The following transactions occurred prior to or upon the Closing:
•Certain Convertible Notes holders exercised their warrants having an exercise price of $0.01 per share to purchase an aggregate of 1.3 million shares of common stock prior to the Closing;
•Certain holders of Convertible Notes with aggregate original principal amounts of $46.5 million elected to convert their Convertible Notes outstanding balances including accrued PIK interest and cash interest at the Closing resulting in the issuance of 7.4 million shares of New Proterra common stock;
•By their terms, the Hercules warrants to purchase 36,630 shares of common stock and 477,519 shares of Series 4 convertible preferred stock were net exercised at the Closing, resulting in the issuance of an aggregate of 356,610 shares of New Proterra common stock, based on the closing trading price of ArcLight common stock of $18.09 as of June 14, 2021;
•The 669,375 shares of New Proterra common stock underlying the Milestone Option fully vested upon the Closing;
•15,172 public shares were redeemed by ArcLight stockholders, and an aggregate of $151,772.59 was paid from the trust account to these redeeming holders;
•The Company received aggregate cash proceeds of $649.2 million, net of $13.8 million PIPE Financing fees, $18.5 million transaction costs paid at Closing, $9.7 million of ArcLight deferred underwriting fees payable, $1.3 million of other ArcLight’s accrued expenses, and $0.1 million of ArcLight’s related party payable. The unbilled ArcLight’s expenses incurred prior to the Closing will be paid from the cash proceeds received by the Company.
As of the Closing Date, New Proterra is authorized to issue 510,000,000 shares, with a par value of $0.0001 per share. The authorized shares consisted of 500,000,000 shares of New Proterra common stock and 10,000,000 shares of New Proterra preferred stock. There were 206,908,873 shares of New Proterra common stock issued and outstanding, and no shares of New Proterra preferred stock issued and outstanding. There were 24,709,821 New Proterra warrants issued and outstanding, including 13,655,298 public warrants and 7,550,000 private placement warrants.
A total of 82,069,453 shares were reserved for future issuance upon the exercise of New Proterra stock options and New Proterra warrants and the issuance of Earnout Stock, of which 10,387,513 shares were reserved for issuance under the 2021 Equity Incentive Plan, 22,532,619 shares were reserved under the 2010 Equity Incentive Plan and 1,630,000 shares reserved under the Employee Stock Purchase Plan.
On June 16, 2021, an additional 439,393 shares of New Proterra common stock and 219,696 New Proterra warrants were issued in exchange for the remaining ArcLight public shares and public warrants resulting from the separation of the former ArcLight units.
Subsequent Events
On January 11, 2021, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with ArcLight Clean Transition Corp., a publicly traded special purpose acquisition company (“SPAC”) and Cayman Islands exempted company (“ArcLight”) and Phoenix Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of ArcLight (“Phoenix Merger Sub”).
At the closing, ArcLight will become a Delaware corporation, and Phoenix Merger Sub will merge with and into Proterra, with Proterra as the surviving company and continuing as a wholly-owned subsidiary of ArcLight. ArcLight’s name will be changed to Proterra Inc (“New Proterra”).
Upon closing of the merger,
•Proterra’s outstanding convertible preferred stock of 129,003,889 shares will convert into 129,496,639 shares of common stock. Each share of Proterra common stock (including shares issuable upon conversion of Proterra convertible preferred stock) will be converted into the right to receive 0.8925 shares of New Proterra Common Stock, as a result of applying the Exchange Ratio;
•each Proterra option will be converted into an option to purchase shares of New Proterra Common Stock by multiplying the number of underlying shares by the exchange ratio, rounded down to the nearest whole share; the exercise price of each converted option will be determined by dividing the per share exercise price of the respective Proterra options by the Exchange Ratio, rounded up to the nearest whole cent;
•each Proterra warrant to purchase common stock and convertible preferred stock will be converted into a warrant to purchase shares of New Proterra Common Stock by multiplying the number of underlying shares by the Exchange Ratio, rounded down to the nearest whole share; the exercise price of each converted warrant will be determined by dividing the per share exercise price of the respective Proterra warrant by the Exchange Ratio, rounded up to the nearest whole cent;
•each outstanding Convertible Note that was not optionally converted immediately prior to the consummation of the merger will remain outstanding and become convertible into shares of New Proterra Common Stock in accordance with the terms of such Convertible Notes.
In the event that the closing sale price of New Proterra common stock exceeds certain price thresholds for 20 out of any 30 consecutive trading days or in any transaction resulting in a change in control with a valuation of the New Proterra Common Stock exceeds certain price thresholds during the first five years following the closing of the merger, up to an additional 22,809,500 shares of New Proterra Common Stock may be issued to holders of Proterra convertible preferred stock, common stock, warrants, vested options and Convertible Notes as of immediately prior to the closing of the merger.
In connection with the merger, ArcLight entered into subscription agreements with certain investors (“PIPE Investors”) to purchase an aggregate of 41.5 million shares of New Proterra common stock, immediately following the closing of merger, at a purchase price of $10.00 per share, for aggregate gross proceeds of $415.0 million (“PIPE Financing”).
In connection with the execution of the Merger Agreement, ArcLight entered into the Sponsor Letter Agreement with the ArcLight Sponsor providing that 10% of the New Proterra Common Stock received by Sponsor upon consummation of the merger in exchange for its outstanding shares of ArcLight class B ordinary shares, excluding 140,000 shares owned by ArcLight board of directors, will be subject to vesting and forfeiture.
ArcLight public shareholders have rights to redeem their shares for cash upon the closing of the merger. The Merger Agreement includes as a condition to close the merger that, at the closing of the merger, ArcLight will have a minimum of $350.0 million of funds, net of any unpaid liabilities.
We have evaluated subsequent events through April 7, 2021.

ArcLight
Subsequent Event [Line Items]
Subsequent Events
Note 10—Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through May 17, 2021, the date the financial statement was available for issuance, require potential adjustment to or disclosure in the financial statement and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.
On April 29, 2021, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $1,000,000 to fulfill the Company’s outstanding financial obligations. The Promissory Note is non-interest bearing and payable on the earlier to occur of (i) September 22, 2022 or (ii) the completion of the Business Combination. At no time, including at maturity, is the Sponsor permitted under the terms of the Promissory Note to convert any portion of the principal amount outstanding under the Promissory Note into warrants or other equity securities of the Company.
Note 11 — Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements are issued, require potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed, except as disclosed below.
On January 11, 2021, the Company entered into an Agreement and Plan of Merger with Proterra Inc, a Delaware corporation (“Proterra”).
The Merger Agreement and the transactions contemplated thereby were approved by the boards of directors of each of the Company and Proterra.
The Business Combination
The Merger Agreement provides for, among other things, the following: (i) the Company will become a Delaware corporation (the “Domestication”), (ii) following the Domestication, a subsidiary of the Company will merge with and into Proterra, with Proterra as the surviving company in the merger and continuing as a wholly-owned subsidiary of the Company (the “Merger”) and, in connection with the Merger, (iii) the Company’s name will be changed to Proterra Inc. The Domestication, the Merger and the other transactions contemplated by the Merger Agreement are referred to as the “Business Combination”.
The Business Combination is expected to close in the second quarter of 2021, following the receipt of the required approval by the Company’s stockholders and the fulfillment of other customary closing conditions.
Business Combination Consideration
In the Merger, each share of common stock of Proterra, other than shares to be cancelled or dissenting shares, will be converted into the right to receive 0.8925 shares of ArcLight Common Stock. In the event that the closing sale price of ArcLight Common Stock exceeds certain price thresholds for 20 out of any 30 consecutive trading days during the first five years following the closing of the Business Combination, up to an additional 22,809,500 shares of ArcLight Common Stock may be issued to the parties that were holders of Proterra Common Stock immediately prior to the closing of the Business Combination.
PIPE Financing (Private Placement)
Concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors, pursuant to which they agreed to subscribe for and purchase, immediately following the closing of the Merger, an aggregate of 41,500,000 shares of the Company Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $415,000,000 (the “PIPE Financing”).
The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that the Company will grant the investors in the PIPE Financing certain customary registration rights.
Sponsor Support Agreement
Concurrently with the execution of the Merger Agreement, the Sponsor, and other holders of Class B ordinary shares of ArcLight entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”) with the Company and Proterra, pursuant to which the Sponsor and such holders agreed to, among other things, (i) vote at any meeting of the shareholders of the Company all of their ordinary shares held of record or thereafter acquired in favor of the proposals being considered in connection with the Business Combination, (ii) be bound by certain other covenants and agreements related to the Business Combination and (iii) be bound by certain transfer restrictions with respect to such securities, prior to the closing of the Business Combination, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.
Sponsor Letter Agreement
Concurrently with the execution of the Merger Agreement, the Sponsor entered into the Sponsor Letter Agreement (the “Sponsor Letter Agreement”), pursuant to which the parties agreed (i) to certain vesting and forfeiture terms with respect to 10% of the Company’s Common Stock beneficially owned by the Sponsor immediately following the closing, (ii) to certain lock-up provisions with respect to shares of Company Common Stock following the Merger (which provisions were subsequently amended on February 2, 2021) and (iii) to cause the Company’s designee to the ArcLight board of directors to resign in the event the Sponsor disposes of 50% or more of the ArcLight Common Stock held beneficially by the Sponsor as of the closing of the Business Combination.
Amended and Restated Registration Rights Agreement
At the closing of the Business Combination, Proterra, the Sponsor and certain stockholders of Proterra will enter into an amended and restated registration rights agreement pursuant to which, among other things, the parties thereto will be granted certain customary registrant rights with respect to shares of Proterra Common Stock.